CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 391,687	$ 339,340	$ 191,075
Other Income	0	0	4,684
Voyage Expenses	(129,507)	(170,515)	(128,263)
Vessel Operating Expenses	(60,003)	(63,430)	(67,676)
Depreciation Expenses	(51,397)	(50,421)	(68,352)
Impairment Loss on Vessels	0	(314)	(60,311)
Gain on Disposal of Vessels	0	6,005	0
General and Administrative Expenses	(22,890)	(18,798)	(15,620)
Net Operating Income (Loss)	127,890	41,867	(144,463)
Interest Income	1,302	266	3
Interest Expenses	(30,498)	(27,055)	(26,380)
Other Financial Income (Expense)	137	46	(429)
Total Other Expenses	(29,059)	(26,743)	(26,806)
Net Income (Loss) Before Income Taxes	98,831	15,124	(171,269)
Income Tax Expense	(120)	(23)	(59)
Net Income (Loss)	$ 98,711	$ 15,101	$ (171,328)
Basic Income (Loss) per Share (in dollars per share)	$ 0.47	$ 0.07	$ (1.05)
Diluted Income (Loss) per Share (in dollars per share)	$ 0.47	$ 0.07	$ (1.05)
Basic Average Number of Common Shares Outstanding (in shares)	208,796,444	202,032,942	162,549,611
Dilutive Average Number of Common Shares Outstanding (in shares)	208,811,300	202,032,942	162,549,611